Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Commitments

	UNITED STATES DOLLAR
	2017	2016	2015
Capital expenditure
Contracted for	44.5	46.2
Operating leases[2]
- within one year	66.6	42.5
- later than one and not later than five years	257.9	229.9
- later than five years	448.0	277.3

1	Refer note 40 for further details.
2	The operating lease commitments consists mainly of power purchase agreements entered into at Tarkwa, Damang, Granny Smith and Gruyere. Included in these amounts are payments for non-lease elements of the arrangement.